Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024 PHP (₱) USD ($)	Dec. 31, 2023 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	1
Net Mark-to- market Gains (Losses)	₱ 11,000,000	₱ (942,000,000)
Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	318,000,000	(937,000,000)
Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	307,000,000	5,000,000
PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	(15,000,000)	(448,000,000)
PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	164,000,000	(87,000,000)
Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	26,000,000	(494,000,000)
Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	143,000,000	92,000,000
Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	239,000,000	119,000,000
Interest accrual	75,000,000
Hedge cost portion of the movements in the fair value	119,000,000	39,000,000
Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	145,000,000	96,000,000
Interest accrual	3,000,000	3,000,000
Hedge cost portion of the movements in the fair value	₱ 52,000,000	12,000,000
Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.62
Net Mark-to- market Gains (Losses)	₱ (1,000,000)
Termination Date Various Dates in September 2024 to March 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.87
Net Mark-to- market Gains (Losses)	₱ (3,000,000)
Termination Date Various Dates in February 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.17
Net Mark-to- market Gains (Losses)		₱ (1,000,000)
Condition One | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61
Condition One | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48
Condition One | Bottom of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61
Condition One | Bottom of range [member] | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48
Condition One | Top of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.28
Condition One | Top of range [member] | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	53.34
Condition One | Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.07
Condition One | Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.07
Condition One | Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.07
Condition One | Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in October to November 2024 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.98
Condition One | Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in October to November 2024 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	59.48
Condition One | Termination Date Various Dates in September 2024 to March 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.17
Condition One | Termination Date Various Dates in September 2024 to March 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.97
Condition One | Termination Date Various Dates in September 2024 to March 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Top of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	59.26
Condition One | Termination Date Various Dates in February 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.85
Exchange rate, description	Php56.17. However, if on maturity, the exchange rate settles above Php56.17, Smart will purchase the U.S. Dollar for Php56.17 plus the excess above Php57.17
Condition One | Termination Date Various Dates in February 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.17
Condition One | Termination Date Various Dates in February 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 [Member] | Top of range [member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.17
Condition One | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Bottom of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.9
Condition One | Termination Date December 13, 2030 [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Bottom of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.97
Condition Two | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange rate subsidy	5.67
Condition Two | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48
Exchange rate, description	Php48.00 plus the excess above Php53.34
Condition Two | Bottom of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.28
Condition Two | Bottom of range [member] | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	53.34
Condition Two | Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php56.07 plus the excess above Php57.07
Condition Two | Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.07
Condition Two | Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in October to November 2024 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php57.98 plus the excess above Php59.48
Condition Two | Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in October to November 2024 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	59.48
Condition Two | Termination Date Various Dates in September 2024 to March 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.17
Condition Two | Termination Date Various Dates in September 2024 to March 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php57.97 plus the excess above Php59.26
Condition Two | Termination Date Various Dates in September 2024 to March 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Bottom of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.97
Condition Two | Termination Date Various Dates in September 2024 to March 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Bottom of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	59.26
Condition Two | Termination Date Various Dates in February 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.87
Condition Two | Termination Date Various Dates in February 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.17
Condition Two | Termination Date Various Dates in February 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 [Member] | Bottom of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.17
Condition Two | Termination Date Various Dates in February 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 [Member] | Top of range [member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.17
Condition Three | Top of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61
Condition Three | Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.62
Condition Three | Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.07
Condition Three | Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in October to November 2024 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.46
Condition Three | Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in October to November 2024 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.98
Condition Three | Termination Date Various Dates in September 2024 to March 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.64